CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income including noncontrolling interest	$ 701.3	$ 463.3	$ 531.1
Foreign currency translation adjustments
Foreign currency translation	4.8	34.0	(111.6)
Gain (loss) on net investment hedges	9.8	(9.5)	37.6
Total foreign currency translation adjustments	14.6	24.5	(74.0)
Derivatives and hedging instruments
Unrealized losses during the period	(1.9)	(15.1)	(2.5)
Reclassification adjustment for losses included in net income	1.8	4.9	2.9
Total derivatives and hedging instruments	(0.1)	(10.2)	0.4
Pension and postretirement benefits
Current period net actuarial loss	(184.0)	(113.2)	(9.3)
Pension and postretirement prior period service costs and benefits adjustments	21.8	2.6	25.1
Amortization of net actuarial loss and prior service cost included in net periodic pension and postretirement costs	31.0	23.3	17.8
Total pension and postretirement benefits	(131.2)	(87.3)	33.6
Subtotal	(116.7)	(73.0)	(40.0)
Total comprehensive income, including noncontrolling interest	584.6	390.3	491.1
Less: Comprehensive income (loss) attributable to noncontrolling interest	(4.2)	0.8	(0.2)
Comprehensive income attributable to Ecolab	$ 588.8	$ 389.5	$ 491.3